Fair value of financial instruments	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI). Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2020 Annual Consolidated Financial Statements for a description of the valuation techniques and input
s
 used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at July 31, 2021
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,500	$–	$–	$26,889	$26,889	$80,389	$80,389
Securities
Trading	123,809	10,085	–	–	–	–	133,894	133,894
Investment, net of applicable allowance	–	–	71,038	505	66,513	66,979	138,056	138,522
	123,809	10,085	71,038	505	66,513	66,979	271,950	272,416
Assets purchased under reverse repurchase agreements and securities borrowed	278,378	–	–	–	41,518	41,518	319,896	319,896
Loans, net of applicable allowance
Retail	–	252	270	–	488,721	493,629	489,243	494,151
Wholesale	8,559	2,074	836	–	197,329	199,006	208,798	210,475
	8,559	2,326	1,106	–	686,050	692,635	698,041	704,626
Other
Derivatives	102,033	–	–	–	–	–	102,033	102,033
Other assets (1)	4,230	–	–	–	57,170	57,170	61,400	61,400
Financial liabilities
Deposits
Personal	$291	$18,392			$339,817	$340,072	$358,500	$358,755
Business and government (2)	883	125,163			554,367	556,063	680,413	682,109
Bank (3)	–	12,721			33,244	33,249	45,965	45,970
	1,174	156,276			927,428	929,384	1,084,878	1,086,834
Other
Obligations related to securities sold short	34,760	–			–	–	34,760	34,760
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,196			22,969	22,969	271,165	271,165
Derivatives	97,150	–			–	–	97,150	97,150
Other liabilities (4)	24	155			61,920	61,921	62,099	62,100
Subordinated debentures	–	–			9,050	9,274	9,050	9,274

	As at October 31, 2020
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$–	$17,410	$17,410	$39,013	$39,013
Securities
Trading	126,027	10,044	–	–	–	–	136,071	136,071
Investment, net of applicable allowance	–	–	81,395	525	57,823	58,627	139,743	140,547
	126,027	10,044	81,395	525	57,823	58,627	275,814	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	–	–	–	48,621	48,621	313,015	313,015
Loans, net of applicable allowance
Retail	–	253	260	–	454,429	462,884	454,942	463,397
Wholesale	6,197	2,363	744	–	196,746	198,753	206,050	208,057
	6,197	2,616	1,004	–	651,175	661,637	660,992	671,454
Other
Derivatives	113,488	–	–	–	–	–	113,488	113,488
Other assets (1)	3,414	–	–	–	57,065	57,065	60,479	60,479
Financial liabilities
Deposits
Personal	$104	$17,096			$325,852	$324,804	$343,052	$342,004
Business and government (2)	389	107,466			516,456	518,501	624,311	626,356
Bank (3)	–	18,015			26,507	26,518	44,522	44,533
	493	142,577			868,815	869,823	1,011,885	1,012,893
Other
Obligations related to securities sold short	29,285	–			–	–	29,285	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922			18,309	18,309	274,231	274,231
Derivatives	109,927	–			–	–	109,927	109,927
Other liabilities (4)	80	86			65,712	65,719	65,878	65,885
Subordinated debentures	–	–			9,867	10,071	9,867	10,071

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2021						October 31, 2020
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$53,500	$–	$		$53,500	$–	$21,603	$–	$		$21,603
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	9,075	2,399	–			11,474	12,773	3,012	–			15,785
Provincial and municipal	–	11,634	–			11,634	–	11,562	–			11,562
U.S. federal, state, municipal and agencies (1)	192	21,145	29			21,366	1,508	35,029	44			36,581
Other OECD government (2)	2,863	3,285	–			6,148	3,085	3,380	–			6,465
Mortgage-backed securities (1)	–	7	–			7	–	39	–			39
Asset-backed securities
Non-CDO securities (3)	–	711	2			713	–	526	2			528
Corporate debt and other debt	–	22,135	24			22,159	–	21,464	30			21,494
Equities	56,018	2,917	1,458			60,393	39,795	2,561	1,261			43,617
	68,148	64,233	1,513			133,894	57,161	77,573	1,337			136,071
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	829	1,429	–			2,258	647	1,894	–			2,541
Provincial and municipal	–	3,154	–			3,154	–	3,233	–			3,233
U.S. federal, state, municipal and agencies (1)	–	31,433	–			31,433	160	38,364	–			38,524
Other OECD government	–	5,811	–			5,811	–	7,345	–			7,345
Mortgage-backed securities (1)	–	2,414	21			2,435	–	2,343	27			2,370
Asset-backed securities
CDO	–	7,331	–			7,331	–	7,414	–			7,414
Non-CDO securities	–	615	–			615	–	854	–			854
Corporate debt and other debt	–	17,847	154			18,001	–	18,954	160			19,114
Equities	42	144	319			505	38	152	335			525
	871	70,178	494			71,543	845	80,553	522			81,920
Assets purchased under reverse repurchase agreements and securities borrowed	–	278,378	–			278,378	–	264,394	–			264,394
Loans	–	10,936	1,055			11,991	–	8,747	1,070			9,817
Other
Derivatives
Interest rate contracts	–	39,287	392			39,679	1	53,720	501			54,222
Foreign exchange contracts	–	43,614	66			43,680	–	39,246	57			39,303
Credit derivatives	–	496	–			496	–	463	–			463
Other contracts	2,388	17,003	14			19,405	4,458	16,767	36			21,261
Valuation adjustments	–	(795)	8			(787)	–	(1,112)	8			(1,104)
Total gross derivatives	2,388	99,605	480			102,473	4,459	109,084	602			114,145
Netting adjustments					(440)	(440)					(657)	(657)
Total derivatives						102,033						113,488
Other assets	1,437	2,793	–			4,230	1,154	2,207	53			3,414
	$72,844	$579,623	$3,542		$(440)	$655,569	$63,619	$564,161	$3,584		$(657)	$630,707
Financial liabilities
Deposits
Personal	$–	$18,572	$111	$		$18,683	$–	$17,061	$139	$		$17,200
Business and government	–	126,046	–			126,046	–	107,855	–			107,855
Bank	–	12,721	–			12,721	–	18,015	–			18,015
Other
Obligations related to securities sold short	14,572	20,188	–			34,760	12,484	16,801	–			29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,196	–			248,196	–	255,922	–			255,922
Derivatives
Interest rate contracts	–	33,623	1,015			34,638	–	46,723	1,089			47,812
Foreign exchange contracts	–	42,131	31			42,162	–	38,210	35			38,245
Credit derivatives	–	742	–			742	–	531	–			531
Other contracts	2,687	16,912	398			19,997	5,734	18,041	337			24,112
Valuation adjustments	–	58	(7)			51	–	(84)	(32)			(116)
Total gross derivatives	2,687	93,466	1,437			97,590	5,734	103,421	1,429			110,584
Netting adjustments					(440)	(440)					(657)	(657)
Total derivatives						97,150						109,927
Other liabilities	186	(14)	7			179	118	10	38			166
	$17,445	$519,175	$1,555		$(440)	$537,735	$18,336	$519,085	$1,606		$(657)	$538,370

(1)	As at July 31, 2021, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $12,914 million

and $nil (October 31, 2020 – $20,520 million and $nil), respectively, and in all fair value levels of Investment securities were $9,538 million

and $2,268
million

(October 31, 2020 – $9,487 million and $2,137 million), respectively.
(2)	Organisation for Economic Co-operation and Development (OECD).
(3)	Collateralized debt obligations (CDO).
Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate level
s
 for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended July 31, 2021, there were no
s
ignificant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at July 31, 2021, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our 2020 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$33	$–	$1	$–	$(5)	$–	$–	$29	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	18	–	–	5	1	–	–	24	–
Equities	1,366	27	13	84	(32)	–	–	1,458	71
	1,419	27	14	89	(36)	–	–	1,513	71
Investment
Mortgage-backed securities	20	–	1	–	–	–	–	21	n.a.
Corporate debt and other debt	146	–	7	–	1	–	–	154	n.a.
Equities	322	–	(3)	4	(4)	–	–	319	n.a.
	488	–	5	4	(3)	–	–	494	n.a.
Loans	1,145	13	11	44	(5)	–	(153)	1,055	(15)
Other
Net derivative balances (3)
Interest rate contracts	(666)	48	1	(6)	(4)	6	(2)	(623)	47
Foreign exchange contracts	46	5	–	(1)	(13)	–	(2)	35	5
Other contracts	(341)	2	(5)	–	–	(50)	10	(384)	(13)
Valuation adjustments	21	–	–	–	(6)	–	–	15	–
Other assets	2	–	–	–	(2)	–	–	–	–
	$2,114	$95	$26	$130	$(69)	$(44)	$(147)	$2,105	$95
Liabilities
Deposits	$(70)	$(7)	$–	$(37)	$3	$(36)	$36	$(111)	$(5)
Other
Other liabilities	(11)	–	–	–	4	–	–	(7)	–
	$(81)	$(7)	$–	$(37)	$7	$(36)	$36	$(118)	$(5)

	For the three months ended July 31, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$54	$–	$(2)	$–	$(6)	$–	$–	$46	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	19	–	–	–	–	12	–	31	–
Equities	1,256	(23)	(32)	55	(21)	2	1	1,238	(2)
	1,331	(23)	(34)	55	(27)	14	1	1,317	(2)
Investment
Mortgage-backed securities	28	–	(4)	–	–	–	–	24	n.a.
Corporate debt and other debt	165	–	(3)	–	–	–	–	162	n.a.
Equities	333	–	4	–	–	–	–	337	n.a.
	526	–	(3)	–	–	–	–	523	n.a.
Loans	994	58	9	62	(11)	176	(73)	1,215	21
Other
Net derivative balances (3)
Interest rate contracts	(596)	23	(1)	11	–	–	(2)	(565)	21
Foreign exchange contracts	66	(23)	–	6	–	(3)	(1)	45	(22)
Other contracts	(326)	58	5	(53)	14	(25)	98	(229)	89
Valuation adjustments	10	–	–	–	2	–	–	12	–
Other assets	49	9	(2)	–	(4)	–	–	52	9
	$2,054	$102	$(26)	$81	$(26)	$162	$23	$2,370	$116
Liabilities
Deposits	$(163)	$(17)	$2	$(40)	$4	$(28)	$50	$(192)	$(16)
Other
Other liabilities	(36)	(5)	1	–	2	–	–	(38)	(5)
	$(199)	$(22)	$3	$(40)	$6	$(28)	$50	$(230)	$(21)

	For the nine months ended July 31, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading

Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(2)	$–	$(13)	$–	$–	$29	$1
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(1)	–	8	(3)	14	(24)	24	–
Equities	1,261	75	(53)	248	(98)	25	–	1,458	79
	1,337	74	(55)	256	(114)	39	(24)	1,513	80
Investment
Mortgage-backed securities	27	–	(6)	–	–	–	–	21	n.a.
Corporate debt and other debt	160	–	(9)	–	3	–	–	154	n.a.
Equities	335	–	(18)	4	(2)	–	–	319	n.a.
	522	–	(33)	4	1	–	–	494	n.a.
Loans	1,070	(10)	2	177	(5)	70	(249)	1,055	20
Other
Net derivative balances (3)
Interest rate contracts	(588)	17	(1)	6	(44)	(3)	(10)	(623)	(18)
Foreign exchange contracts	22	30	1	14	(27)	7	(12)	35	(29)
Other contracts	(301)	5	8	(56)	47	(274)	187	(384)	15
Valuation adjustments	40	–	–	–	(25)	–	–	15	–
Other assets	53	(39)	(2)	–	(12)	–	–	–	–
	$2,155	$77	$(80)	$401	$(179)	$(161)	$(108)	$2,105	$68
Liabilities
Deposits	$(139)	$(62)	$5	$(129)	$50	$(113)	$277	$(111)	$6
Other
Other liabilities	(38)	22	1	–	8	–	–	(7)	23
	$(177)	$(40)	$6	$(129)	$58	$(113)	$277	$(118)	$29

	For the nine months ended July 31, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$2	$–	$(14)	$–	$–	$46	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	–	(1)	12	–	31	–
Equities	1,219	(101)	15	173	(68)	2	(2)	1,238	(41)
	1,300	(102)	17	173	(83)	14	(2)	1,317	(41)
Investment
Mortgage-backed securities	27	–	(3)	–	–	–	–	24	n.a.
Corporate debt and other debt	153	–	8	1	–	–	–	162	n.a.
Equities	294	–	40	4	(1)	–	–	337	n.a.
	474	–	45	5	(1)	–	–	523	n.a.
Loans	680	77	9	552	(510)	516	(109)	1,215	(46)
Other
Net derivative balances (3)
Interest rate contracts	(585)	(87)	(3)	(28)	8	34	96	(565)	(30)
Foreign exchange contracts	21	17	1	22	–	(8)	(8)	45	9
Other contracts	(195)	(36)	(2)	(127)	21	(58)	168	(229)	12
Valuation adjustments	22	–	–	–	(10)	–	–	12	–
Other assets	77	(10)	2	–	(17)	–	–	52	(11)
	$1,794	$(141)	$69	$597	$(592)	$498	$145	$2,370	$(107)
Liabilities
Deposits	$(156)	$69	$(2)	$(253)	$22	$(110)	$238	$(192)	$67
Other
Other liabilities	(60)	7	(2)	4	13	–	–	(38)	7
	$(216)	$76	$(4)	$(249)	$35	$(110)	$238	$(230)	$74

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $1 million
for the three months ended July 31, 2021 (July 31, 2020 – gains of $1 million) and losses of $10 million for the nine months ended July 31, 2021 (July 31, 2020 – gains of $30 million), excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2021 included derivative assets of $480 million (July 31, 2020 – $736 million) and derivative liabilities of $1,437 million (July 31, 2020 – $1,473 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended July 31, 2021, there were no significant transfers out of Level 1 to Level 2.
During the three months ended July 31, 2021, there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended July 31, 2021, transfers out of Level 3 to Level 2 included:
•	$153 million of Loans, due to changes in the significance of unobservable inputs.
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2021	July 31 2020	July 31 2021	July 31 2020
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$1,125	$1,663	$ 3,377	$7,084
Financial instruments measured at fair value through other comprehensive income	85	213	279	827
Financial instruments measured at amortized cost	5,787	6,080	17,475	19,509
	6,997	7,956	21,131	27,420
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$706	$1,112	$ 2,145	$5,107
Financial instruments measured at amortized cost	1,239	1,705	4,045	6,488
	1,945	2,817	6,190	11,595
Net interest income	$5,052	$5,139	$ 14,941	$15,825

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income: for the three months ended July 31, 2021, Interest income of $146 million
(July 31, 2020 – $133 million), and Interest expense of $1
million
(July 31, 2020 – $2 million); for the nine months ended July 31, 2021, Interest income of $434 million (July 31, 2020 – $388 million), and Interest expense of $3 million (July 31, 2020 – $5 million).
(2)	Includes dividend income for the three months ended July 31, 2021 of $606 million
(July 31, 2020 – $811 million) and for the nine months ended July 31, 2021 of $1,823 million (July 31, 2020 – $2,033 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.